Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ (221)	$ (140)	$ 515	$ 1,352
Stock-based compensation settled in shares	(16)	267	377	900
Stock-based compensation settled in cash	(205)	$ (407)	$ 138	$ 452
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			427,691	224,050
Compensation cost not yet recognized	$ 540		$ 540
Compensation cost not yet recognized, period for recognition (in years)			1 year 7 months 6 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			0	104,215
Vesting period (in years)			3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			290,540	0
DSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			137,151	119,835
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on exercise of share units (in shares)	0	6,500	68,071	90,362